Income Taxes - Schedule of Net Deferred Tax Assets (liabilities) (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 134,395	$ 122,460
Research and development tax credit carryforwards	20,246	18,654
Property and equipment	242	184
Accrued expenses	521	539
Capitalized intellectual property costs	102	89
Stock/equity-based compensation expense	1,712	1,084
Operating lease liabilities	4,534	4,670
Other	290	0
Total deferred tax assets	162,042	147,680
Deferred tax liabilities:
Operating lease right-of-use assets	(5,806)	(5,836)
Other	0	(172)
Total deferred tax liabilities	(5,806)	(6,008)
Valuation allowance	(156,236)	(141,672)	$ (26,724)
Net deferred tax assets	$ 0	$ 0